Cover	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The current report on Form 8-K/A (the “Amendment”) serves to amend the Form 8-K (the “Original Form 8-K”) of Middlesex Water Company (the “Company”) originally furnished to the U.S. Securities and Exchange Commission on October 21, 2022 which incorrectly listed the common dividend increase at 7.6% and was included in the Company’s press release issued on October 21, 2022 and furnished as Exhibit 99.1 to the Original 8-K Item 8.01 Other Events. The Original Form 8-K reported a 7.6% increase in the common dividend when it should be 7.76%. No other changes have been made to the Original Form 8-K.
Document Period End Date	Oct. 21, 2022
Entity File Number	0-422
Entity Registrant Name	MIDDLESEX WATER COMPANY
Entity Central Index Key	0000066004
Entity Tax Identification Number	22-1114430
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	485C Route 1 South
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Iselin
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08830
City Area Code	732
Local Phone Number	634-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MSEX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false